Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value	$ 0.01	$ 0.01
Common Stock [Member]
Common stock, par value	0.01	0.01
Series A Convertible Preferred Stock [Member]
Temporary equity, par value	0.01	0.01
Restricted Stock [Member]
Common stock, par value	$ 0.01	$ 0.01